Related Party Transactions - Summary of financial information of groups equity method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party Transaction [Line Items]
Loans	¥ 87,528,088	¥ 82,799,943
Total assets	211,218,760	197,611,195	¥ 204,255,600
Total liabilities	202,043,136	188,109,702
Total equity	9,175,624	9,501,493	9,503,700
Noncontrolling interests	663,259	774,974
Total interest and dividend income	2,151,172	2,207,443	1,761,886
Total interest expense	1,271,381	1,313,476	889,936
Provision (credit) for loan losses	156,200	32,459	(126,362)
Net interest income after provision (credit) for loan losses	723,591	861,508	998,312
Income before income tax expense	153,490	85,060	839,298
Net income	106,315	75,725	601,694
Equity Method Investee
Related Party Transaction [Line Items]
Loans	7,268,000	7,954,000
Total assets	27,036,000	28,674,000
Deposits	8,665,000	10,167,000
Total liabilities	25,014,000	26,387,000
Total equity	2,022,000	2,287,000
Noncontrolling interests	11,000	615,000
Total interest and dividend income	586,000	503,000	458,000
Total interest expense	198,000	165,000	153,000
Provision (credit) for loan losses	81,000	84,000	66,000
Net interest income after provision (credit) for loan losses	307,000	254,000	239,000
Income before income tax expense	196,000	229,000	149,000
Net income	¥ 150,000	¥ 201,000	¥ 132,000